Simplify US Equity PLUS GBTC ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 91.6%
Alternative Funds – 4.7%
Grayscale Bitcoin Mini Trust BTC* ............................................ 286,228 $ 1,611,464
Equity Funds – 86.9%
iShares Core S&P 500 ETF(a) ............................................... 52,140 30,075,395
Total Exchange-Traded Funds (Cost $29,222,231) ................................... 31,686,859
Grantor Trusts – 5.0%
Alternative Funds – 5.0%
Grayscale Bitcoin Trust BTC*
(Cost $1,397,488) ....................................................... 34,152 1,724,676
Principal
U.S. Treasury Bills – 2.9%
U.S. Treasury Bill, 4.80%, 1/14/2025 (b)
(Cost $986,430) ......................................................... $ 1,000,000 987,007
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(c)
(Cost $119,055) ......................................................... 119,055 119,055
Total Investments – 99.8%
(Cost $31,725,204) ............................................................ $ 34,517,597
Other Assets in Excess of Liabilities – 0.2% ........................................... 78,580
Net Assets – 100.0% ............................................................ $ 34,596,177
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 16 $ 4,651,400 12/20/24 $ 113,575

Simplify US Equity PLUS GBTC ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Investment Categories % of Net Assets
Exchange-Traded Funds ........................................................................ 91.6%
Grantor Trusts ................................................................................ 5.0%
U.S. Treasury Bills ............................................................................. 2.9%
Money Market Funds .......................................................................... 0.3%
Total Investments ............................................................................. 99.8%
Other Assets in Excess of Liabilities ............................................................... 0.2%
Net Assets .................................................................................. 100.0%